Expenses - Schedule of detailed information about expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance costs:
Interest expense and fees	$ 13,011	$ 9,109
Interest on lease liabilities	2	37
Accretion	130	314
Finance costs	13,143	9,460
Operating costs:
Direct mine and production costs	52,559	68,478
Conversion costs	13,762	8,240
Product acquisition costs	4,580	4,996
Royalties	5,096	7,052
Distribution costs	7,305	7,418
Vanadium and warehouse materials inventory write-down	20,412	14,135
Depreciation and amortization	21,107	26,795
Ilmenite costs and write-down	7,819	8,192
Iron ore costs	0	512
Operating costs	132,640	145,818
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	5,655	8,372
Share-based payments	2,289	1,321
Employee compensation	7,944	9,693
Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$ 21,995	$ 28,675